Risk Lose Money [Member] Investment Strategy - Wilmington Global Alpha Equities Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests at least 80%, under normal circumstances, of the value of its net assets in equity securities. The Fund will invest in publicly-traded equity securities, including common stock, preferred stock and depositary receipts, of companies of all market capitalizations. The Fund may invest up to 70% of its assets in the equity securities of non-U.S. issuers, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may also invest in exchange-traded funds, futures contracts on broad-based equity indexes and other derivatives.
“Alpha” refers to the potential for returns that are attributable to active investment judgment, including investment research, manager selection, security selection, asset allocation, portfolio construction, risk management, or other investment techniques, as distinct from returns attributable solely to broad market movements. The term is intended to describe the Fund’s investment concept and does not imply that the Fund will achieve positive returns, outperform any benchmark, or avoid losses.
Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining Wellington Management Company LLP (“Wellington”), to manage the Fund’s assets. The Advisor also engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to oversee Wellington, to monitor portfolio risk and, on a discretionary basis, to develop strategic exposure objectives and risk parameters for the Fund based on considerations such as macroeconomic outlook, relative valuation levels and volatility in the markets, market flows and market liquidity, and information relating to business cycles, as well as input from Wellington.
Based on the strategic exposure objectives and risk parameters established by WTIA, Wellington constructs an actively managed, global and diversified portfolio of equity securities, and implements an index-based hedging strategy in an effort to reduce market exposure, moderate portfolio volatility and limit the severity of portfolio losses in times of market downturns.
Based on the objectives and parameters developed by WTIA, Wellington will allocate and reallocate the portfolio among a selection of independent equity management teams within Wellington. Each team pursues its own investment strategy or style, such as geography/region, growth/value, market capitalization, event-driven, economic sector, industry, or valuation measure.
In combining equity management teams and strategies, Wellington uses a number of proprietary analytical tools, including market environments analysis, extreme events analysis, stress testing, and simulation analysis. Through the strategy selection process, Wellington seeks to construct a portfolio comprised of a diversified group of long-only equity strategies with differing investment approaches that provides an overall exposure, consistent with WTIA’s exposure objectives and risk parameters, comparable to the broader equity market and that reduces exposure to the risks typically associated with any single investment approach. The underlying Wellington equity management teams have complete discretion and responsibility for security selection and portfolio construction decisions within their respective portions of the Fund’s portfolio within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may engage in active and frequent trading as part of its principal investment strategy.
Wellington will implement the hedging strategy by investing a portion of the Fund’s net assets in futures contracts on broad-based equity indexes, the constituents of which include the types of securities in which the Fund invests directly, and in cash, cash equivalents and short-term debt instruments to satisfy applicable margin requirements for the Fund’s derivatives positions. The net market exposure (sum of long and synthetic short positions including cash) of the Fund is expected to range generally between 35% to 55% of the net asset value of the Fund, depending on WTIA’s analysis of prevailing market conditions, although the exposure may fall outside of this range. The Fund’s short exposure will be achieved through the use of equity index futures or other derivative exposures. Wellington may also invest in a variety of other derivative instruments, such as swaps, forwards, other futures contracts and options, in order to implement the hedging strategy, to hedge foreign currency risk, and to gain equity-like exposure in certain markets.